Leases - Narrative (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessor, Lease, Description [Line Items]
Operating lease income as a percentage of revenues	6.00%	6.00%	7.00%
Sales-type lease income as a percentage of revenues	1.00%	1.00%	1.00%
Minimum
Lessor, Lease, Description [Line Items]
Lessor, operating lease, term	1 month
Lessor, sales-type lease, term	1 year
Maximum
Lessor, Lease, Description [Line Items]
Lessor, operating lease, term	4 years
Lessor, sales-type lease, term	10 years